Property and equipment	12 Months Ended
Mar. 28, 2026
Property, Plant and Equipment [Abstract]
Property and equipment
6.	Property and equipment:
The components of property and equipment are as follows:

	As of
	March 28, 2026	March 29, 2025
	(In thousands)
Leasehold improvements	$42,951	$39,719
Furniture, fixtures and equipment	16,439	16,063
Software and electronic equipment	17,119	16,643

	76,509	72,425
Accumulated depreciation and impairment charges	(53,342)	(47,045)

	$23,167	$25,380

The Company did not write off any gross fixed assets that were fully depreciated during the year ended March 28, 2026 (March 29, 2025 - $1.5 million). Property and equipment, having a cost of $4.9 million and net book value of $3.9 million at March 28, 2026, and a cost of $9.1 million and a net book value of $7.6 million at March 29, 2025, are under finance leasing arrangements.